LOANS RECEIVABLE (Loans Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 149,028	$ 62,510
Notes receivable, Percentage	100.00%	100.00%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 144,908	$ 59,196
Notes receivable, Percentage	97.20%	94.70%
Special attention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 763	$ 1,158
Notes receivable, Percentage	0.50%	1.90%
Non-performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 3,357	$ 2,156
Notes receivable, Percentage	2.30%	3.40%